Quarterly Holdings Report
for
Fidelity® SAI Real Estate Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
REF-NPRT1-1225
1.9912343.101
Common Stocks - 99.2%
	Shares	Value ($)
UNITED STATES - 99.2%
Real Estate - 99.2%
Health Care REITs - 12.8%
Ventas Inc	1,245,214	91,884,341
Welltower Inc	1,043,918	188,990,915
		280,875,256
Industrial REITs - 16.8%
Americold Realty Trust Inc	2,237,514	28,841,555
Prologis Inc	1,864,407	231,354,266
STAG Industrial Inc Class A	1,965,894	75,234,763
Terreno Realty Corp	590,457	33,732,808
		369,163,392
Real Estate Management & Development - 7.3%
CBRE Group Inc Class A (a)	521,083	79,428,682
Compass Inc Class A (a)	2,222,945	17,138,905
CoStar Group Inc (a)	287,616	19,790,857
Jones Lang LaSalle Inc (a)	85,900	26,207,231
Zillow Group Inc Class C (a)	240,000	17,995,200
		160,560,875
Residential REITs - 11.7%
American Homes 4 Rent Class A	1,328,582	41,983,191
Camden Property Trust	281,149	27,968,703
Equity Residential	1,160,866	69,001,875
Invitation Homes Inc	1,125,205	31,674,521
Sun Communities Inc	106,321	13,460,238
UDR Inc	2,177,344	73,354,719
		257,443,247
Retail REITs - 16.1%
Acadia Realty Trust	551,170	10,510,812
Curbline Properties Corp	293,078	6,758,379
FrontView REIT Inc (b)	428,831	5,703,452
InvenTrust Properties Corp	281,700	7,718,580
Kimco Realty Corp	4,945,761	102,179,422
Macerich Co/The	995,600	17,074,540
NNN REIT Inc	2,374,121	96,056,936
Phillips Edison & Co Inc	589,592	19,951,793
Realty Income Corp	175,400	10,169,692
Regency Centers Corp	357,525	24,651,349
Tanger Inc	507,489	16,523,842
Urban Edge Properties	1,931,079	37,134,649
		354,433,446
Specialized REITs - 34.5%
American Tower Corp	1,006,210	180,091,466
CubeSmart	541,076	20,382,333
Digital Realty Trust Inc	445,455	75,909,987
Equinix Inc	233,697	197,709,999
Extra Space Storage Inc	103,145	13,773,983
Four Corners Property Trust Inc	915,801	21,649,536
Iron Mountain Inc	816,500	84,058,675
Lamar Advertising Co Class A	113,585	13,470,044
Public Storage Operating Co	334,335	93,132,358
SBA Communications Corp Class A	210,748	40,354,027
Weyerhaeuser Co	798,100	18,356,300
		758,888,708
TOTAL REAL ESTATE		2,181,364,924

TOTAL COMMON STOCKS (Cost $2,238,633,643)		2,181,364,924

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	17,743,782	17,747,331
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	175,982	176,000
TOTAL MONEY MARKET FUNDS (Cost $17,923,331)			17,923,331

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,256,556,974)	2,199,288,255
NET OTHER ASSETS (LIABILITIES) - 0.0%	588,775
NET ASSETS - 100.0%	2,199,877,030

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,104,184	131,258,710	123,615,657	128,463	94	-	17,747,331	17,743,782	0.0%
Fidelity Securities Lending Cash Central Fund	-	35,320,212	35,144,212	223	-	-	176,000	175,982	0.0%
Total	10,104,184	166,578,922	158,759,869	128,686	94	-	17,923,331

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.